Filed with the Securities and Exchange Commission on March 14, 2025

Securities Act Registration No. 333-226989

Investment Company Act Registration No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 44	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 46	[X]

Exchange Place Advisors Trust

(formerly North Square Investments Trust)

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

It is proposed that this filing will become effective:

[  ] immediately upon filing pursuant to paragraph (b);

[X] on March 31, 2025, pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1);

[  ] on (date) pursuant to paragraph (a)(1);

[  ] 75 days after filing pursuant to paragraph (a)(2); or

[  ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 41 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on December 30, 2024 and pursuant to Rule 485(a)(2) would have become effective on March 15, 2025.

This Post-Effective Amendment No. 44 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 31, 2025 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on March 14, 2025.

Exchange Place Advisors Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	March 14, 2025
Ian Martin	Officer

David B. Boon*	Trustee	March 14, 2025
David B. Boon

Donald J. Herrema*	Trustee	March 14, 2025
Donald J. Herrema

Catherine A. Zaharis*	Trustee	March 14, 2025
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	March 14, 2025
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact * (Pursuant to Powers of Attorney incorporated by reference)